Selected Statements of Operations Data (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Selected Statements of Operations Data (Details) [Line Items]
Number of reportable segments	1
Concentration risk, percentage	94.00%	96.00%	96.00%
Revenues [Member]
Selected Statements of Operations Data (Details) [Line Items]
Company’s revenue, percentage	10.00%